ACQUISITIONS (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2019
CONSIDERATION
Contingent payment	$ 94	$ 94
Cash	4,019
Transaction costs	428
Note payable and other obligations	2,443	265
Fair value of subordinate voting shares	34,475	117
Total consideration	41,459	476
Assets Acquired
Inventories	3,306	6
Accounts receivable - net	1,312
Other tangible assets	739
Intangible assets - brands and tradenames	36,546	184
Intangible assets - technology and know-how	286	286
Liabilities Assumed
Payables and other liabilities	(732)	0
Total identifiable net assets	41,459	476
Noncontrolling interest		0
Fair value of net assets acquired	41,459	476
Kaizen Inc,
CONSIDERATION
Contingent payment	50	50
Cash	0
Transaction costs	0
Note payable and other obligations	200	200
Fair value of subordinate voting shares	62	62
Total consideration	312	312
Assets Acquired
Inventories	0	0
Accounts receivable - net	0
Other tangible assets	0
Intangible assets - brands and tradenames	104	104
Intangible assets - technology and know-how	208	208
Liabilities Assumed
Payables and other liabilities	0	0
Total identifiable net assets	312	312
Noncontrolling interest		0
Fair value of net assets acquired	312	312
The Humble Flower Co.
CONSIDERATION
Contingent payment	44	44
Cash	0
Transaction costs	0
Note payable and other obligations	65	65
Fair value of subordinate voting shares	55	55
Total consideration	164	164
Assets Acquired
Inventories	6	6
Accounts receivable - net	0
Other tangible assets	0
Intangible assets - brands and tradenames	80	80
Intangible assets - technology and know-how	78	78
Liabilities Assumed
Payables and other liabilities	0	0
Total identifiable net assets	164	164
Noncontrolling interest		0
Fair value of net assets acquired	164	$ 164
The Hacienda Company, LLC
CONSIDERATION
Contingent payment	0
Cash	4,019
Transaction costs	428
Note payable and other obligations	2,178
Fair value of subordinate voting shares	34,358
Total consideration	40,983
Assets Acquired
Inventories	3,300
Accounts receivable - net	1,312
Other tangible assets	741
Intangible assets - brands and tradenames	36,362
Intangible assets - technology and know-how	0
Liabilities Assumed
Payables and other liabilities	(732)
Total identifiable net assets	40,983
Fair value of net assets acquired	$ 40,983